Fair value of financial instruments	12 Months Ended
Dec. 31, 2013
Fair Value Disclosures [Abstract]
Fair Value Disclosures [Text Block]
22. Fair value of financial instruments:

At December 31, 2012 and 2013, the carrying values of financial instruments such as cash and cash equivalents, trade receivables and payables, other receivables and accrued liabilities and the current portion of long-term debt approximated their market values, based on the short-term maturities of these instruments.

As noted in Note 8, the company calculates fair value for its marketable securities based on quoted market prices for identical assets and liabilities which represents Level 1 of ASC 820-10 fair value hierarchy.

At December 31, 2012 and 2013 the fair value of long-term debt and long term receivables was comparable with their carrying values.

The following table presents information about the Company securities based on quoted market prices for identical assets and liabilities for 2013 and indicates the fair value hierarchy of the valuation techniques utilized to determine such fair value.

					Operational	Financial Gain
	Net Carrying Value				Gain (losses)	(losses)
	as of	Fair Value Measured and Recorded Using			recognized in	recognized in
(in thousands)	December 31, 2013	Level 1	Level 2	Level 3	earnings	earnings	Total
Assets
Cash and cash equivalent	6,636	6,636	-	-	-	-	-
Marketable securities	401	401	-	-	-	-	-

Liabilities
Acquisition liability contingent consideration (a)	37,991	-	-	37,991	(14,768)	-	(14,768)
Acquisition liability note (b)	10,405	-	-	10,405	(5,027)	-	(5,027)
Acquisition liability warrant consideration (c)	10,497	-	-	10,497	(8,340)	-	(8,340)
Deerfield Royalty Agreement (d)	4,590			4,590		(1,991)	(1,991)
Broadfin Royalty Agreement (e)	2,187			2,187	-		-
Total					(28,135)	(1,991)

The following table presents information about the Company securities based on quoted market prices for identical assets and liabilities for 2012 and indicates the fair value hierarchy of the valuation techniques utilized to determine such fair value.

	Net Carrying Value as of	Fair Value Measured and Recorded Using			Operational Gain (losses) recognized
	December 31, 2012	Level 1	Level 2	Level 3	in earnings
Assets
Cash and cash equivalent	2,742	2,742	-	-	-
Marketable securities	6,413	6,413	-	-	-

Liabilities
Acquisition liability contingent consideration (a)	24,063	-	-	24,063	9,012
Acquisition liability note (b)	5,713	-	-	5,713	(86)
Acquisition liability warrant consideration (c)	2,157	-	-	2,157	9,908
Total					18,384

The fair value of the financial instruments in connection with the acquisition of Éclat (see note 2 Business Combinations) are estimated as follows:

(a) Acquisition liability deferred consideration: the fair value is estimated using a discounted cash flow model based on probability adjusted projected annual gross profit of each of the products which formed the project portfolio at the time of acquisition of Éclat Pharmaceuticals (Note 16 Long Term Debt).

The fair value of the deferred consideration will change over time in accordance with the changes in market conditions and thus business plan projections as the relate to market size, market share, product pricing, competitive landscape, gross profit margins expected for each of the products.

(b) Acquisition liability Note: the Company uses a probability-weighted discounted cash flow model (see note 16 Long Term Debt).

(c) Acquisition liability warrant consideration: the Company uses a Black-Scholes option pricing model. The fair value of the warrant consideration will change over time depending on the volatility and share price at balance sheet date (see note 16 Long Term Debt).

(d) Deerfield Royalty agreement: the fair value is estimated using a discounted cash flow model based on probability adjusted projected annual net sales of each of the products which may be approved and sold by Éclat Pharmaceuticals (see Note 16 Long Term Debt).

(e) Broadfin Royalty agreement: the fair value is estimated using a discounted cash flow model based on probability adjusted projected annual net sales of each of the products which may be approved and sold by Éclat Pharmaceuticals (see Note 16 Long Term Debt).

The following tables provide a reconciliation of fair value for which the Company used Level 3 inputs:

Acquisition
Liabilities

Liability recorded upon acquisition	$(50,927)
Operational gain (loss) recognized in earnings for fiscal year 2012	$18,993
Net carrying value at January 1, 2013	$(31,934)
Operational gain (loss) recognized in earnings for fiscal year 2013	$(28,135)
Payment deferred consideration (Hycet)	$841
Payment interest on acquisition liability note	$335
Net carrying value at December 31, 2013	$(58,893)

	Deerfield Royalty	Broadfin Royalty
	Agreement	Agreement
Liability recorded upon execution of Agreeement	$(2,600)	$(2,187)
Interest expense recognized in earnings for fiscal year 2013	$(1,990)
Net carrying value at December 31, 2013	$(4,590)	$(2,187)

The acquisition liabilities, consisting of the note, warrants and deferred consideration, and the Deerfield and Broadfin Royalty agreements all of which are classified as long-term debt, are measured at fair value and the income or expense may change significantly as assumptions regarding the valuations and probability of successful development and approval of products in development vary.